Summary Prospectus and
Prospectus Supplement

February 1, 2024

Morgan Stanley ETF Trust

Supplement dated February 1, 2024 to the Morgan Stanley ETF Trust Summary Prospectus and Prospectus dated January 28, 2024

Calvert US Select Equity ETF (the "Fund")

Effective on February 1, 2024, Jade Huang will no longer serve as a portfolio manager of the Fund. Accordingly, all references to Ms. Huang are removed from the Fund's Summary Prospectus and Prospectus. Also effective on February 1, 2024, Ibrahim Kara and Yijia Chen are each added as a portfolio manager of the Fund. Christopher Madden, James Reber, Thomas C. Seto and Matthew Maillet continue to serve as portfolio managers of the Fund.

Accordingly, the sections of the Summary Prospectus titled "Fund Management—Portfolio Managers" and the Prospectus titled "Fund Summary—Fund Management—Portfolio Managers" are hereby deleted in their entirety and replaced with the following:

Portfolio Managers. Information about the individuals jointly and primarily responsible for the day-to-day management of the Fund is shown below:

Name	Title with Adviser	Date Began Managing Fund
Christopher Madden	Managing Director	January 2023
James Reber	Managing Director	January 2023
Thomas C. Seto	Managing Director	January 2023
Matthew Maillet	Executive Director	January 2023
Ibrahim Kara	Executive Director	February 2024
Yijia Chen	Vice President	February 2024

In addition, the section of the Prospectus titled "Fund Management—Portfolio Management" is hereby deleted in its entirety and replaced with the following:

The Fund is managed by Christopher Madden, James Reber, Thomas C. Seto, Matthew Maillet, Ibrahim Kara, and Yijia Chen, who are jointly and primarily responsible for the day-to-day management of the Fund. Messrs. Madden, Seto and Reber are Managing Directors of the Adviser and have been associated with the Morgan Stanley organization for more than five years. Mr. Maillet has been an Executive Director of the Adviser since 2022 and was associated with Goldman Sachs Asset Management, L.P. from 2014 until he joined Morgan Stanley. Mr. Kara is Executive Director of the Adviser and has been associated with the Morgan Stanley organization for about five years and was associated with OppenheimerFunds, Inc. from 2018 until he joined Morgan Stanley. Ms. Chen is Vice President of the Adviser and has been associated with the Morgan Stanley organization for more than five years.

The Fund's Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

Please retain this supplement for future reference.

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Statement of Additional Information Supplement

February 1, 2024

Morgan Stanley ETF Trust

Supplement dated February 1, 2024 to the Morgan Stanley ETF Trust Statement of Additional Information dated January 28, 2024

Calvert US Select Equity ETF (the "Fund")

Effective on February 1, 2024, Jade Huang will no longer serve as a portfolio manager of the Fund. Accordingly, all references to Ms. Huang are removed from the Fund's Statement of Additional Information. Also effective on February 1, 2024, Ibrahim Kara and Yijia Chen are each added as a portfolio manager of the Fund. Christopher Madden, James Reber, Thomas C. Seto and Matthew Maillet continue to serve as portfolio managers of the Fund.

Accordingly, the section of the Statement of Additional Information titled "Investment Management and Other Services—Portfolio Managers—Other Accounts Managed by Portfolio Managers as of September 30, 2023—Calvert US Select Equity ETF" is hereby deleted in its entirety and replaced with the following:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund and Portfolio Managers	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Calvert US Select Equity ETF
Christopher Madden	4	$286 million	9	$816 million	17	$2.1 billion
James Reber	40	$16.6 billion	0	$0	85,171	$200 billion
Thomas C. Seto	66	$33.3 billion	7	$949.4 million	85,228	$203 billion
Matthew Maillet	3	$225 million	0	$0	0	$0
Ibrahim Kara*	0	$0	6	$35.2 million	0	$0
Yijia Chen*	2	$756 million	6	$35.2 million	0	$0

*  As of November 30, 2023.

In addition, the section of the Statement of Additional Information titled "Investment Management and Other Services—Portfolio Managers—Securities Ownership of Portfolio Managers—Calvert US Select Equity ETF" is hereby deleted in its entirety and replaced with the following:

Fund and Portfolio Managers	Fund Holdings
Calvert US Select Equity ETF
Christopher Madden	$10,000-$50,000
James Reber	None
Thomas C. Seto	None
Matthew Maillet	$1-$10,000
Ibrahim Kara*	None
Yijia Chen*	None

*  As of November 30, 2023.

Please retain this supplement for future reference.

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